Net defined benefit assets (liability) - Summary of Sensitivity Analysis for Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption rate	5.90%	2.90%	2.00%
Compensation - salary increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption rate	4.00%	4.00%	4.00%
Mortality [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Demographic assumptions, Mortality	Panama expirence		RP - 2000 no collar
Termination [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption rate			13.00%
Demographic assumptions, Mortality	2003 SoA pension plan
Male [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Retirement age	62 years	62 years	62 years
Female [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Retirement age	57 years	57 years	57 years